Retirement Class | State Farm S & P 500 Index Fund
STATE FARM S&P 500 INDEX FUND (RSPOX) (RSPTX) (RSPHX)
Investment Objective:
The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund” or the “fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retirement Class - State Farm S & P 500 Index Fund - USD ($)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Class - State Farm S & P 500 Index Fund		R-1	R-2	R-3
Management fees		0.11%	0.11%	0.11%
Distribution [and/or Service] (12b-1) fees		0.50%	0.30%	none
Other Expenses		0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	[1]	0.98%	0.78%	0.48%
[1]	The expense information in the table has been restated to reflect current fees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retirement Class - State Farm S & P 500 Index Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	100	312	542	1,201
R-2	80	249	433	966
R-3	49	154	269	604

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The S&P Index Fund seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund's target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. Standard & Poor's ("S&P") selects stocks for the S&P 500 Index based upon the following factors:
  market value
  industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)
  trading activity, to ensure ample liquidity and efficient share pricing fundamental analysis, to ensure that companies in the S&P 500 Index are stable
The S&P 500 Index Fund pursues its investment objective by:
  investing in substantially all of the securities that make up the S&P 500 Index investing in these securities in proportions that match, approximately, the weightings of the S&P 500 Index
Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

BlackRock Fund Advisors ("BFA") may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or another government agency. An investor in the Fund is subject to the following types of risks:
  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Management Risk.    The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.
  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in their attempt to match such performance.
  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, State Farm Investment Management Corp. ("SFIMC" or the "Manager") or to the Fund's sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund's sub-adviser researching individual stocks might avoid.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 15.67%, during the second quarter of 2009. Worst quarter: -22.18%, during the fourth quarter of 2008.
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Retirement Class - State Farm S & P 500 Index Fund	1-Year	5-Year	10-Year
Class R-1	0.31%	11.36%	6.19%
Class R-2	0.51%	11.58%	6.40%
Class R-3	0.83%	11.92%	6.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%